Loss Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Common Share

Note 16. Loss Per Common Share

	2018	2017
Net loss attributable to common stockholders	$(27,426,356)	$(10,503,049)
Basic
Basic weighted average common shares outstanding	78,386,116	61,182,209
Diluted
Diluted weighted average common shares outstanding	78,386,116	61,182,209
Net loss per share:
Basic	$(0.35)	$(0.17)
Diluted	$(0.35)	$(0.17)

Basic loss per common share attributable to our shareholders is calculated by dividing the net loss attributable to our shareholders by the weighted average number of outstanding common shares during the period.

Diluted loss per share is calculated by taking net loss, divided by the diluted weighted average common shares outstanding. Diluted net loss per share equals basic net loss per share because the effect of securities convertible into common shares is anti-dilutive.

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in our losses and thus these shares were not included in the computation of diluted loss per share because the effect was either antidilutive.

	December 31,	December 31,
	2018	2017
Warrants	60,000	2,521,896
Options	1,706,431	2,162,977
Series A Preferred Stock	933,333	933,333
Convertible promissory note and interest	10,407,233	35,346,703
Total	13,106,997	40,964,909